PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited)
1
Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Australia : 5.0%
152,603
(1)(2)
Aeris Resources Ltd.
$ 19,553
0.0
71,325
AGL Energy Ltd.
484,854
0.2
76,305
(2)
Alkane Resources Ltd.
21,803
0.0
43,140
ALS Ltd.
436,759
0.2
8,830
(2)
Audinate Group Ltd.
86,266
0.0
79,793
Austin Engineering Ltd.
34,391
0.0
1,114,951
Beacon Minerals Ltd.
17,499
0.0
95,911
(2)
Capricorn Metals Ltd.
339,445
0.1
93,451
Champion Iron Ltd.
384,015
0.1
47,366
Charter Hall Group
395,550
0.1
5,774
Codan Ltd.
49,616
0.0
6,962
(1)(2)
DGL Group Ltd./Au
2,618
0.0
12,321
(1)(2)
DroneShield Ltd.
11,408
0.0
69,787
Emeco Holdings Ltd.
38,588
0.0
29,445
(2)
Emerald Resources NL
71,698
0.0
107,159
(2)
Genesis Minerals Ltd.
147,796
0.1
452,630
Gold Road Resources Ltd.
506,102
0.2
16,365  GR Engineering Services
Ltd.
21,138
0.0
53,562
Grange Resources Ltd.
11,209
0.0
32,679
Helia Group Ltd.
85,402
0.0
22,825
Helloworld Travel Ltd.
35,921
0.0
156,949
Horizon Oil Ltd.
19,501
0.0
95,622
Iluka Resources Ltd.
380,419
0.1
102,953
(2)
Image Resources NL
4,861
0.0
35,650
Inghams Group Ltd.
87,888
0.0
14,802
JB Hi-Fi Ltd.
675,839
0.2
269,138
(2)
Karoon Energy Ltd.
326,373
0.1
17,271
Kogan.com Ltd.
51,101
0.0
352,652
Macmahon Holdings Ltd.
64,573
0.0
74,947  Magellan Financial Group
Ltd.
503,180
0.2
27,563
Netwealth Group Ltd.
428,405
0.2
186,118
New Hope Corp. Ltd.
593,565
0.2
65,532
Nufarm Ltd.
199,789
0.1
1,805
Objective Corp. Ltd.
14,643
0.0
277,733
OceanaGold Corp.
683,948
0.3
48,882
(2)
Paladin Energy Ltd.
366,698
0.1
63,070
Perenti Ltd.
43,421
0.0
399,504
Perseus Mining Ltd.
665,648
0.2
55,885
PointsBet Holdings Ltd.
18,499
0.0
523,433
Ramelius Resources Ltd.
667,991
0.2
542,941
(2)
Red 5 Ltd.
139,256
0.1
365,148
(2)
Regis Resources Ltd.
402,890
0.2
359,555
(2)
Resolute Mining Ltd.
154,454
0.1
15,925  Seven Group Holdings
Ltd.
408,587
0.2
45,523
SmartGroup Corp. Ltd.
257,626
0.1
74,962  Southern Cross Electrical
Engineering Ltd.
87,013
0.0
55,397
Super Retail Group Ltd.
580,322
0.2
78,192
Technology One Ltd.
1,056,253
0.4
29,567
(2)
Telix Pharmaceuticals Ltd.
371,183
0.1
19,105
(2)
Temple & Webster Group
Ltd.
122,315
0.1
204,125  Ventia Services Group
Pty Ltd.
587,686
0.2
108,701
(2)
West African Resources
Ltd.
106,853
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
365,038
Westgold Resources Ltd.
$ 627,154
0.2
346,919
(2)
Zip Co. Ltd.
438,347
0.2
14,337,912
5.0
Austria : 0.1%
3,099
(2)
FACC AG
24,450
0.0
8,697
Kontron AG
184,266
0.1
1,609
Palfinger AG
39,354
0.0
2,747
Porr AG
41,806
0.0
289,876
0.1
Belgium : 0.4%
533
Cie d'Entreprises CFE
4,182
0.0
19,204
Colruyt Group N.V
921,162
0.4
11,865
Deceuninck NV
31,679
0.0
478
Sipef NV
27,118
0.0
489  Wereldhave Belgium
Comm VA
24,685
0.0
1,008,826
0.4
Bermuda : 0.4%
40,502
DHT Holdings, Inc.
475,899
0.2
1,809  Ocean Wilsons Holdings
Ltd.
28,604
0.0
9,924
(2)
Seadrill Ltd.
546,485
0.2
1,050,988
0.4
Brazil : 0.2%
23,100
Bemobi Mobile Tech S.A.
59,137
0.0
159,200
(2)
C&A MODAS SA
238,681
0.1
18,900  Cia de Saneamento do
Parana
91,223
0.1
32,587  Guararapes Confeccoes
S.A.
39,811
0.0
6,245
(2)
VTEX - Class A
40,467
0.0
469,319
0.2
Burkina Faso : 0.2%
25,388
Endeavour Mining PLC
558,641
0.2
Canada : 9.0%
1,900
ADENTRA, Inc.
60,097
0.0
15,057
Aecon Group, Inc.
183,543
0.1
4,300  AGF Management Ltd. -
Class B
25,601
0.0
24,512
AirBoss of America Corp.
85,219
0.0
60,744  Alamos Gold, Inc. - Class
A
1,035,242
0.4
7,300
(2)
Aritzia, Inc.
239,623
0.1
199,700
(2)
Athabasca Oil Corp.
818,674
0.3
11,410
AtkinsRealis Group, Inc.
491,556
0.2
19,409
Bird Construction, Inc.
363,958
0.1
22,700
Black Diamond Group Ltd.
151,262
0.1
15,657  Boardwalk Real Estate
Investment Trust
884,544
0.3
9,891
(2)
Bombardier, Inc. - Class B
667,543
0.2
23,153
Boralex, Inc. - Class A
574,528
0.2
2,408
(2)
Canfor Corp.
27,627
0.0
24,200
(2)
Capstone Copper Corp.
162,660
0.1
39,100
Cascades, Inc.
275,553
0.1
54,809
(2)
Celestica, Inc.
2,874,530
1.0
25,939
Centerra Gold, Inc.
173,972
0.1
63,178  CES Energy Solutions
Corp.
377,974
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
75,566
CI Financial Corp.
$ 913,480
0.3
5,500
(2)
Coveo Solutions, Inc.
26,053
0.0
34,759
(2)
Crew Energy, Inc.
103,221
0.0
8,055
(2)
Docebo, Inc.
321,582
0.1
122,309  Dundee Precious Metals,
Inc.
1,033,822
0.4
14,613
Enghouse Systems Ltd.
325,251
0.1
15,600
(2)
Ensign Energy Services,
Inc.
29,038
0.0
9,271
EQB, Inc.
647,120
0.2
10,508
Exco Technologies Ltd.
60,659
0.0
31,893
Finning International, Inc.
914,067
0.3
91,000
(2)
Fortuna Mining Corp.
438,308
0.2
2,459  Hammond Power
Solutions, Inc.
212,550
0.1
128,079  Headwater Exploration,
Inc.
678,128
0.2
14,459  High Arctic Energy
Services, Inc.
7,959
0.0
1,852
Information Services Corp.
34,259
0.0
600
(2)
Kinaxis, Inc.
73,817
0.0
3,400
Leon's Furniture Ltd.
67,475
0.0
9,500
(2)
Lightspeed Commerce,
Inc.
127,226
0.1
11,584
Linamar Corp.
577,837
0.2
21,528
(2)
Major Drilling Group
International, Inc.
147,039
0.1
19,475  Martinrea International,
Inc.
160,523
0.1
74,200
(2)
MEG Energy Corp.
1,537,582
0.5
2,200
Melcor Developments Ltd.
19,360
0.0
1,400
Morguard Corp.
113,205
0.0
10,159
Mullen Group Ltd.
110,004
0.0
4,400  Neo Performance
Materials, Inc.
25,336
0.0
115,553
(2)
NuVista Energy Ltd.
1,118,997
0.4
200
(2)
O3 Mining, Inc.
172
0.0
14,974
Onex Corp.
1,026,104
0.4
4,074
(2)
Osisko Mining, Inc.
9,649
0.0
29,758  Paramount Resources Ltd.
- Class A
645,531
0.2
31,240
Parex Resources, Inc.
468,606
0.2
15,815
Pason Systems, Inc.
187,400
0.1
23,900  PHX Energy Services
Corp.
182,974
0.1
7,067
(2)
Repare Therapeutics, Inc.
26,431
0.0
29,234
Russel Metals, Inc.
849,928
0.3
22,300  Secure Energy Services,
Inc.
196,891
0.1
8,920
Silvercorp Metals, Inc.
33,079
0.0
1,900
Softchoice Corp.
24,578
0.0
6,050
Stelco Holdings, Inc.
291,183
0.1
12,178
Stella-Jones, Inc.
819,335
0.3
2,000
TECSYS, Inc.
57,973
0.0
10,900
(2)
Thinkific Labs, Inc.
27,395
0.0
40,700
(2)
Torex Gold Resources,
Inc.
645,292
0.2
15,400
Total Energy Services, Inc.
109,311
0.0
5,229
(2)
Valeura Energy, Inc.
16,778
0.0
25,700
(2)
Vitalhub Corp.
146,309
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
1,100
Wajax Corp.
$ 21,193
0.0
79,980
Whitecap Resources, Inc.
616,367
0.2
25,700,083
9.0
Chile : 0.3%
69,927
Lundin Mining Corp.
706,031
0.3
China : 1.5%
72,500  AAC Technologies
Holdings, Inc.
265,386
0.1
69,000
(2)
Abbisko Cayman Ltd.
26,370
0.0
236,700  Beijing WKW Automotive
Parts Co. Ltd. - Class A
96,642
0.0
78,400  Central China Land Media
Co. Ltd. - Class A
111,506
0.1
55,300  Changhua Holding Group
Co. Ltd. - Class A
62,914
0.0
346,000  China Kepei Education
Group Ltd.
63,765
0.0
88,800  Chongqing Baiya Sanitary
Products Co. Ltd. - Class A
260,365
0.1
284,000  Ever Sunshine Services
Group Ltd.
55,908
0.0
728,949
(2)
Greenland Hong Kong
Holdings Ltd.
17,453
0.0
38,913
Hello Group, Inc., ADR
262,663
0.1
11,000  KHGEARS International
Ltd.
40,034
0.0
93,269  Leedarson IoT Technology,
Inc. - Class A
193,712
0.1
31,758
Pacific Online Ltd.
1,545
0.0
55,155
Qifu Technology, Inc., ADR
1,120,198
0.4
381,700  Qingdao Topscomm
Communication, Inc. -
Class A
221,159
0.1
300,213  Ten Pao Group Holdings
Ltd.
46,495
0.0
140,800
(2)
Tongdao Liepin Group
42,550
0.0
96,600
(2)
XD, Inc.
283,654
0.1
206,666  Xiamen Comfort Science
& Technology Group Co.
Ltd. - Class A
160,711
0.1
70,300  Xiamen Jihong Technology
Co. Ltd. - Class A
102,941
0.0
95,900  Xiangpiaopiao Food Co.
Ltd. - Class A
159,766
0.1
31,666
(2)
Yiren Digital Ltd., ADR
150,414
0.1
266,600  Zhejiang Publishing &
Media Co. Ltd. - Class A
298,645
0.1
38,486  Zhiou Home Furnishing
Technology Co. Ltd. -
Class A
101,970
0.0
4,146,766
1.5
Colombia : 0.1%
33,300
(2)
Aris Mining Corp.
148,574
0.1
Denmark : 3.9%
25,512
(2)
ALK-Abello A/S
575,038
0.2
3,549
(2)
Ascendis Pharma A/S,
ADR
473,791
0.2
24,749
(1)(2)
Bavarian Nordic A/S
667,076
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Denmark (continued)
6,155
D/S Norden A/S
$ 266,249
0.1
12,941
(2)
GN Store Nord A/S
340,054
0.1
20,445
ISS A/S
373,705
0.1
9,168
Jyske Bank A/S, Reg
747,402
0.3
9,237
(1)(2)(3)
Netcompany Group A/S
393,144
0.1
4,448
(2)
NKT A/S
400,400
0.2
82
North Media A/S
678
0.0
21,007
Pandora A/S
3,292,917
1.2
1,801
Per Aarsleff Holding A/S
103,039
0.0
7,187
Rockwool A/S - Class B
3,176,745
1.1
1,323
Skjern Bank
38,055
0.0
4,135  Sparekassen Sjaelland-
Fyn A/S
135,470
0.1
10,983,763
3.9
Egypt : 0.0%
234,266
(2)
Emaar Misr for
Development SAE
33,818
0.0
7,129  Orascom Construction
PLC
38,776
0.0
72,594
0.0
Finland : 1.0%
30  Alandsbanken Abp - Class
B
1,117
0.0
4,809
Cargotec Oyj - Class B
245,128
0.1
2,791
(2)
Incap Oyj
34,404
0.0
4,809
(2)
Kalmar Oyj - Class B
142,188
0.1
27,651
Konecranes Oyj
1,931,516
0.7
35,682
Oriola Oyj - Class B
37,426
0.0
39
Ponsse Oyj
1,021
0.0
3
Relais Group Oyj
43
0.0
4,221
Scanfil Oyj
33,400
0.0
1,217
Vaisala Oyj - Class A
60,060
0.0
13,374
Valmet Oyj
378,761
0.1
2,865,064
1.0
France : 6.3%
19,558
Accor SA
752,654
0.3
9,980
Arkema SA
900,625
0.3
1,109
Boiron SA
38,939
0.0
5,282
CBo Territoria
20,081
0.0
19,704
(2)
Criteo SA, ADR
877,616
0.3
8,250
Eiffage SA
821,055
0.3
36,772
Elis SA
850,366
0.3
293
Esso SA Francaise
46,096
0.0
5,116
Eurazeo SE
402,503
0.1
4,792
(1)
GL Events
98,245
0.0
268
Groupe Crit
19,201
0.0
14,130
Ipsen SA
1,586,522
0.6
2,691
Kaufman & Broad SA
92,029
0.0
70,618
Klepierre SA
2,022,119
0.7
28,002
(3)
La Francaise des Jeux
SAEM
1,086,443
0.4
1,256
Lectra
35,389
0.0
698
Neurones
31,803
0.0
3,325
Nexans SA
429,744
0.2
16,081
Renault SA
779,321
0.3
64,144
Rexel SA
1,629,702
0.6
446
Societe BIC SA
27,983
0.0
246
Societe LDC SADIR
38,513
0.0
4,281
Sopra Steria Group SACA
793,507
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
29,971
SPIE SA
$ 1,158,527
0.4
300
Stef SA
43,571
0.0
1,221
Synergie SE
42,946
0.0
61,055
Technip Energies NV
1,555,469
0.6
2,455
Television Francaise 1 SA
21,602
0.0
19,328
(2)
Ubisoft Entertainment SA
397,064
0.1
42,491
(2)
Vallourec SA
687,022
0.2
240
Vetoquinol SA
26,182
0.0
4,398
Vicat SACA
152,944
0.1
1,132
Virbac SA
430,923
0.2
17,896,706
6.3
Germany : 4.5%
22,431
Aixtron SE
523,754
0.2
540
Amadeus Fire AG
55,488
0.0
1,910
Atoss Software AG
281,564
0.1
6,052
Aurubis AG
471,967
0.2
12,308
Bechtle AG
543,935
0.2
528
Bijou Brigitte AG
20,257
0.0
23,908  CTS Eventim AG & Co.
KGaA
2,105,910
0.8
16,145
Duerr AG
355,103
0.1
6,415
Ernst Russ AG
37,213
0.0
491
Fielmann AG
22,230
0.0
1,411
flatexDEGIRO AG
19,926
0.0
23,791
Freenet AG
658,348
0.2
15,575
GEA Group AG
687,723
0.3
5,708
Gerresheimer AG
590,136
0.2
1,080
GFT Technologies SE
27,734
0.0
2,629
HOCHTIEF AG
312,565
0.1
3,455  Hornbach Holding AG &
Co. KGaA
283,188
0.1
1,828
Indus Holding AG
44,286
0.0
1,382
(2)
Ionos SE
36,509
0.0
8,878
KION Group AG
351,124
0.1
750
Krones AG
101,471
0.1
696
Mutares SE & Co. KGaA
24,090
0.0
18,257
Nemetschek SE
1,743,839
0.6
6,251  ProCredit Holding AG &
Co. KGaA
57,368
0.0
1,609
Rational AG
1,408,484
0.5
1,313
Salzgitter AG
23,542
0.0
8,264
(3)
Scout24 SE
653,332
0.2
1,806
SUSS MicroTec SE
122,639
0.1
60,603
(2)
TAG Immobilien AG
913,029
0.3
23,074
(2)(3)
TeamViewer SE
311,198
0.1
5,897
thyssenkrupp AG
22,580
0.0
9,724
Trivago NV, ADR
20,809
0.0
12,831,341
4.5
Greece : 0.1%
3,638
Piraeus Port Authority SA
102,280
0.0
3,999
Sarantis SA
47,521
0.0
29,864
(2)
StealthGas, Inc.
197,401
0.1
7,911  Thrace Plastics Holding
and Co.
35,445
0.0
382,647
0.1
Guatemala : 0.2%
20,743
(2)
Millicom International
Cellular SA, SDR
516,390
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Guernsey : 0.0%
2,940
Pollen Street Group Ltd.
$ 26,800
0.0
Hong Kong : 0.5%
186,000  Brilliance China
Automotive Holdings Ltd.
91,030
0.1
204,478
Build King Holdings Ltd.
25,631
0.0
127,600  China Leon Inspection
Holding Ltd.
21,558
0.0
24,903  China Merchants Land
Ltd.
844
0.0
80,000  Computer & Technologies
Holdings Ltd.
19,865
0.0
1,703
Computime Group Ltd.
113
0.0
111,072
(2)(4)
Ever Reach Group
Holdings Co. Ltd.
3,696
0.0
691,406  Fountain SET Holdings
Ltd.
56,637
0.0
32,276  Henan Jinma Energy Co.
Ltd. - Class H
2,892
0.0
232,000
(2)
Hop Fung Group Holdings
Ltd.
2,836
0.0
102,000
IVD Medical Holding Ltd.
12,403
0.0
14,087  Johnson Electric Holdings
Ltd.
19,477
0.0
156,500
Kerry Properties Ltd.
266,618
0.1
45,546  Lee's Pharmaceutical
Holdings Ltd.
6,354
0.0
33,822  Lung Kee Bermuda
Holdings
5,758
0.0
60,000  Media Chinese
International Ltd.
1,530
0.0
223,367
(2)
Midland Holdings Ltd.
21,651
0.0
66,878
Niraku GC Holdings, Inc.
1,489
0.0
94,851
(2)
Road King Infrastructure
Ltd.
12,734
0.0
1,211,244  Singamas Container
Holdings Ltd.
116,274
0.1
61,500  SmarTone
Telecommunications
Holdings Ltd.
29,509
0.0
321,180  Tang Palace China
Holdings Ltd.
13,977
0.0
3,031,176
(2)
Tongda Group Holdings
Ltd.
31,021
0.0
486,000  United Laboratories
International Holdings Ltd.
558,304
0.2
175,138  Vedan International
Holdings Ltd.
13,450
0.0
15,840
(2)
Wai Kee Holdings Ltd.
1,574
0.0
22,239  Xingfa Aluminium Holdings
Ltd.
22,373
0.0
319,000
(2)(4)
Xiwang Special Steel Co.
Ltd.
—
—
119,814  Zengame Technology
Holding Ltd.
43,322
0.0
1,402,920
0.5
India : 0.2%
25,620
(4)
Geodesic Ltd.
—
—
127,098  Indiabulls Housing Finance
Ltd.
265,356
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
63,549
(2)
Indiabulls Housing Finance
Ltd. Partly Paid
$ 51,441
0.0
46,885
Manappuram Finance Ltd.
120,214
0.0
11,142  Pearl Global Industries
Ltd.
135,148
0.1
31,087  Pudumjee Paper Products
Ltd.
45,476
0.0
21,379
(4)
Varun Industries Ltd.
—
—
617,635
0.2
Indonesia : 0.0%
2,468,300
(2)
Alam Sutera Realty Tbk
PT
20,493
0.0
494,000
(2)
Champ Resto Indonesia
Tbk PT
30,078
0.0
672,600
IMC Pelita Logistik Tbk PT
17,125
0.0
24,432  Indo-Rama Synthetics
Tbk PT
4,072
0.0
270,721
(2)
Mitrabahtera Segara Sejati
Tbk PT
16,816
0.0
88,584
0.0
Ireland : 1.0%
94,898  Bank of Ireland Group
PLC
1,074,715
0.4
103,376
Dalata Hotel Group PLC
460,226
0.2
5,437
DCC PLC
374,581
0.1
49
Dole PLC
728
0.0
42,872
Glanbia PLC
857,904
0.3
2,768,154
1.0
Israel : 0.6%
4,917
(2)
Brainsway Ltd., ADR
35,599
0.0
37,721
(2)
Ceragon Networks Ltd.
104,487
0.0
62,556
(2)
Cognyte Software Ltd.
477,302
0.2
854  Ituran Location and
Control Ltd.
22,606
0.0
145,725
Oil Refineries Ltd.
35,041
0.0
17,629
(2)
Radware Ltd.
399,473
0.2
13,573
(2)
SimilarWeb Ltd.
83,203
0.0
146,138
(2)
Taboola.com Ltd.
507,099
0.2
7,854  Tel Aviv Stock Exchange
Ltd.
62,394
0.0
1,727,204
0.6
Italy : 6.2%
590,518
A2A SpA
1,250,761
0.4
50,584  Arnoldo Mondadori Editore
SpA
143,157
0.1
5,271
Avio SpA
74,327
0.0
18,108
Azimut Holding SpA
453,712
0.2
3,866
Banca Generali SpA
168,235
0.1
6,083
Banca IFIS SpA
142,802
0.0
253,575  Banca Monte dei Paschi di
Siena SpA
1,383,725
0.5
105,478  Banca Popolare di Sondrio
SpA
803,863
0.3
241,998
Banco BPM SpA
1,675,517
0.6
367,927
BPER Banca
2,152,756
0.8
4,209
Brunello Cucinelli SpA
393,151
0.1
35,518
Buzzi Unicem SpA
1,392,451
0.5
20,013
Cairo Communication SpA
51,115
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy (continued)
135,364
(2)
CIR SpA-Compagnie
Industriali
$ 86,230
0.0
26,753  Coca-Cola HBC AG -
Class DI
976,211
0.3
25,026  d'Amico International
Shipping SA
189,323
0.1
4,166  Danieli & C Officine
Meccaniche SpA
120,100
0.0
18,332
Datalogic SpA
109,521
0.0
6,320
De' Longhi SpA
199,209
0.1
28,430
Fiera Milano SpA
115,843
0.0
254,754
Hera SpA
932,145
0.3
203,620
Iren SpA
414,336
0.1
91,165
Iveco Group NV
936,186
0.3
20,799
Leonardo SpA
495,545
0.2
20,107
Maire Tecnimont SpA
159,545
0.1
89,554  MFE-MediaForEurope NV
- Class A
305,089
0.1
10,678
Orsero SpA
143,533
0.1
8,355
Piquadro SpA
20,978
0.0
3,142
Reply SpA
445,994
0.2
303,363
(2)
Saipem SpA
720,681
0.3
8,227
SOL SpA
307,633
0.1
22
(2)
Somec SpA
424
0.0
57,261
Unipol Gruppo SpA
616,951
0.2
109,254
(1)
Webuild SpA
286,012
0.1
17,667,061
6.2
Japan : 21.6%
4,900
77 Bank Ltd.
152,974
0.1
5,600  A&D HOLON Holdings
Co. Ltd.
103,747
0.1
23,500
ABC-Mart, Inc.
463,226
0.2
20,500
Adastria Co. Ltd.
456,318
0.2
1,800
Ad-sol Nissin Corp.
22,782
0.0
5,800
Adways, Inc.
14,870
0.0
1,900  AEON Financial Service
Co. Ltd.
17,442
0.0
10,300
Aichi Steel Corp.
234,150
0.1
786
Aichi Tokei Denki Co. Ltd.
11,981
0.0
1,000
Aiphone Co. Ltd.
20,348
0.0
10,300
Aisan Industry Co. Ltd.
104,000
0.1
5,400
AIT Corp.
69,587
0.0
2,900
Akatsuki, Inc.
45,625
0.0
1,900
Akita Bank Ltd.
32,291
0.0
5,700
Almado, Inc.
47,258
0.0
1,200
(2)
AlphaPolis Co. Ltd.
16,978
0.0
42,000
Amada Co. Ltd.
493,245
0.2
5,100
Amano Corp.
129,295
0.1
600
Amiyaki Tei Co. Ltd.
22,128
0.0
6,300
Anest Iwata Corp.
61,894
0.0
3,900
AOKI Holdings, Inc.
35,646
0.0
8,000
Arealink Co. Ltd.
92,527
0.1
1,000
Argo Graphics, Inc.
34,078
0.0
5,900
Artner Co. Ltd.
73,623
0.0
9,800  Asahi Diamond Industrial
Co. Ltd.
62,208
0.0
2,600
ASAHI YUKIZAI Corp.
83,219
0.0
5,000
Asia Pile Holdings Corp.
32,807
0.0
53,100
Asics Corp.
866,610
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,400  ASKA Pharmaceutical
Holdings Co. Ltd.
$ 21,990
0.0
3,100
Ateam, Inc.
13,791
0.0
12,500
(2)
Atrae, Inc.
72,706
0.0
2,200
Aucnet, Inc.
35,283
0.0
16,600
Avant Group Corp.
151,029
0.1
6,700
Avex, Inc.
67,057
0.0
6,400
Axial Retailing, Inc.
43,833
0.0
6,000  Bando Chemical Industries
Ltd.
77,275
0.0
1,500
Bank of Iwate Ltd.
28,153
0.0
1,700
Bank of Saga Ltd.
31,023
0.0
1,200
(2)
baudroie, Inc.
36,609
0.0
15,600
BrainPad, Inc.
102,535
0.1
4,100
Bunka Shutter Co. Ltd.
47,338
0.0
5,200  Business Brain Showa-
Ota, Inc.
73,367
0.0
3,600  Business Engineering
Corp.
99,418
0.1
400
C Uyemura & Co. Ltd.
28,702
0.0
1,600
Careerlink Co. Ltd.
26,202
0.0
4,100
Carlit Holdings Co. Ltd.
39,995
0.0
2,000  Central Automotive
Products Ltd.
66,116
0.0
3,300
Central Glass Co. Ltd.
82,745
0.0
1,500  Central Security Patrols
Co. Ltd.
27,577
0.0
6,100
Chiba Kogyo Bank Ltd.
43,130
0.0
1,700
Chino Corp.
27,879
0.0
2,200
Chiyoda Co. Ltd.
13,954
0.0
1,300
Chiyoda Integre Co. Ltd.
29,303
0.0
2,200  Chuetsu Pulp & Paper
Co. Ltd.
22,011
0.0
4,100  Chugoku Marine Paints
Ltd.
56,721
0.0
71,300
Citizen Watch Co. Ltd.
480,773
0.2
2,100
CMC Corp.
18,013
0.0
19,200
Comture Corp.
241,366
0.1
5,500
Copro-Holdings Co. Ltd.
62,503
0.0
1,800
Core Corp.
25,087
0.0
6,200
Cosmos Initia Co. Ltd.
34,893
0.0
42,700
Credit Saison Co. Ltd.
989,753
0.4
6,600
Creek & River Co. Ltd.
64,092
0.0
7,700
CTS Co. Ltd.
42,634
0.0
2,700
Cube System, Inc.
21,293
0.0
2,800
(2)
Cyber Security Cloud, Inc.
40,799
0.0
6,300
Cybozu, Inc.
76,199
0.0
74,300
Daicel Corp.
722,255
0.3
92,300
Daido Steel Co. Ltd.
923,509
0.3
2,700  Daihatsu Diesel
Manufacturing Co. Ltd.
31,894
0.0
2,500
Daihen Corp.
122,684
0.1
7,600
Dai-Ichi Cutter Kogyo KK
79,610
0.0
1,400  Dainichiseika Color &
Chemicals Manufacturing
Co. Ltd.
30,161
0.0
2,400  Daisue Construction Co.
Ltd.
28,586
0.0
2,700  Daito Pharmaceutical Co.
Ltd.
43,131
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
5,715
Daitron Co. Ltd.
$ 105,409
0.1
2,400
Daiwa Industries Ltd.
25,270
0.0
3,100  Densan System Holdings
Co. Ltd.
59,376
0.0
11,300
Dexerials Corp.
542,499
0.2
4,900
Digital Arts, Inc.
155,562
0.1
6,600  Digital Hearts Holdings
Co. Ltd.
43,694
0.0
4,400  Digital Information
Technologies Corp.
56,071
0.0
6,700
dip Corp.
137,747
0.1
17,300
DMG Mori Co. Ltd.
440,190
0.2
1,900
DMS, Inc.
21,862
0.0
9,900
Doshisha Co. Ltd.
151,167
0.1
6,300
Double Standard, Inc.
77,127
0.0
22,382
DTS Corp.
647,038
0.2
55,000
Ebara Corp.
787,628
0.3
1,500
Eco's Co. Ltd./Japan
22,497
0.0
3,600
Ehime Bank Ltd.
29,626
0.0
27,000
Eiken Chemical Co. Ltd.
437,257
0.2
4,600
Elematec Corp.
58,638
0.0
19,400
en Japan, Inc.
363,185
0.1
26,000
Enigmo, Inc.
61,250
0.0
4,700
Entrust, Inc.
23,939
0.0
4,100
ERI Holdings Co. Ltd.
52,133
0.0
4,400
eSOL Co. Ltd.
24,228
0.0
3,600
Fast Fitness Japan, Inc.
30,256
0.0
8,000
(1)
Fibergate, Inc./Japan
63,681
0.0
1,600
(2)
FLECT Co. Ltd.
22,266
0.0
5,000
Forum Engineering, Inc.
32,914
0.0
2,400
FTGroup Co. Ltd.
18,216
0.0
1,700
Fudo Tetra Corp.
27,129
0.0
1,900
Fuji Corp./Aichi
31,773
0.0
3,700
(1)
Fuji Corp./Miyagi
51,812
0.0
8,000
Fuji Media Holdings, Inc.
100,277
0.1
22,100
Fuji Oil Co. Ltd.
67,338
0.0
2,300
Fuji Seal International, Inc.
36,769
0.0
15,000
Fuji Soft, Inc.
718,654
0.3
7,900
Fujikura Kasei Co. Ltd.
28,404
0.0
51,600
Fujikura Ltd.
1,033,735
0.4
2,000
Fujimori Kogyo Co. Ltd.
60,150
0.0
2,200
Fukuda Denshi Co. Ltd.
99,108
0.1
1,500
Fukushima Galilei Co. Ltd.
67,445
0.0
7,900  FULLCAST Holdings Co.
Ltd.
79,137
0.0
1,800
Furukawa Electric Co. Ltd.
49,242
0.0
15,500
Furyu Corp.
110,679
0.1
5,200  Fuso Pharmaceutical
Industries Ltd.
78,772
0.0
7,300
Futaba Corp.
29,063
0.0
8,500
Futaba Industrial Co. Ltd.
42,959
0.0
9,200
Future Corp.
105,333
0.1
5,700  Fuyo General Lease Co.
Ltd.
465,879
0.2
13,200
Gakken Holdings Co. Ltd.
95,164
0.1
3,500
(1)
Gamecard-Joyco
Holdings, Inc.
53,832
0.0
3,200
Gecoss Corp.
20,897
0.0
1,600  Global Link Management
KK
22,633
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
3,000
GLOBERIDE, Inc.
$ 41,942
0.0
14,000
Glory Ltd.
254,509
0.1
1,500  GMO GlobalSign Holdings
KK
31,140
0.0
20,100
GS Yuasa Corp.
357,645
0.1
13,900  GungHo Online
Entertainment, Inc.
271,759
0.1
3,600
Hanwa Co. Ltd.
139,149
0.1
4,500
Heiwa Corp.
64,559
0.0
16,700
(2)
Hennge KK
118,758
0.1
1,400
Hioki EE Corp.
75,069
0.0
10,100  Hisamitsu Pharmaceutical
Co., Inc.
278,192
0.1
57,300
Hitachi Zosen Corp.
415,994
0.2
4,000  Hito Communications
Holdings, Inc.
25,431
0.0
2,200  Hodogaya Chemical Co.
Ltd.
74,885
0.0
4,900
Hokkaido Gas Co. Ltd.
106,279
0.1
2,400
Hokkan Holdings Ltd.
27,534
0.0
5,100  Hokuhoku Financial
Group, Inc.
71,321
0.0
10,100
Horiba Ltd.
799,367
0.3
1,900
Hyakujushi Bank Ltd.
41,633
0.0
6,500
I K K Holdings, Inc.
35,219
0.0
6,200
IBJ, Inc.
25,911
0.0
19,100
Ichikoh Industries Ltd.
62,871
0.0
3,100
ID Holdings Corp.
29,065
0.0
1,700
IDEA Consultants, Inc.
25,713
0.0
1,700
I'll, Inc.
30,413
0.0
6,000
IMAGICA GROUP, Inc.
19,883
0.0
5,300
I-Net Corp./Kanagawa
65,333
0.0
60,800  INFRONEER Holdings,
Inc.
527,231
0.2
1,100  Integrated Design &
Engineering Holdings Co.
Ltd.
29,592
0.0
3,500
Intelligent Wave, Inc.
24,771
0.0
1,298  Invincible Investment
Corp.
587,929
0.2
5,900
I-PEX, Inc.
79,863
0.0
2,100
ISB Corp.
22,427
0.0
900
Itochu-Shokuhin Co. Ltd.
41,626
0.0
17,500
Itoki Corp.
176,996
0.1
4,300
IwaiCosmo Holdings, Inc.
63,296
0.0
4,200
Iwaki Co. Ltd.
85,295
0.0
28,000
(1)
J Trust Co. Ltd.
76,888
0.0
8,400
JAC Recruitment Co. Ltd.
40,509
0.0
11,700
JAFCO Group Co. Ltd.
148,093
0.1
2,000  Japan Aviation Electronics
Industry Ltd.
33,517
0.0
2,200  Japan Elevator Service
Holdings Co. Ltd.
40,597
0.0
16,000
Japan Lifeline Co. Ltd.
123,914
0.1
16,500  Japan Medical Dynamic
Marketing, Inc.
77,521
0.0
800  Japan Pulp & Paper Co.
Ltd.
35,310
0.0
18,000  Japan System Techniques
Co. Ltd.
196,442
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
5,300
Japan Transcity Corp.
$ 34,165
0.0
3,400
JBCC Holdings, Inc.
93,025
0.1
7,100  JCR Pharmaceuticals Co.
Ltd.
27,703
0.0
2,400
JCU Corp.
59,853
0.0
16,000
Jeol Ltd.
644,197
0.2
1,400
JFE Systems, Inc.
28,632
0.0
1,200
JINS Holdings, Inc.
36,835
0.0
6,600
JK Holdings Co. Ltd.
48,597
0.0
3,200
J-Lease Co. Ltd.
26,826
0.0
1,400
JSB Co. Ltd.
27,477
0.0
5,500
J-Stream, Inc.
13,713
0.0
3,700
Justsystems Corp.
78,278
0.0
400
JUTEC Holdings Corp.
3,176
0.0
243
Kamei Corp.
3,646
0.0
3,600
Kanamoto Co. Ltd.
67,270
0.0
13,600
Kaneka Corp.
384,525
0.2
3,100
Kanematsu Corp.
52,505
0.0
1,700
(2)
Kaonavi, Inc.
19,061
0.0
2,500  Katakura Industries Co.
Ltd.
34,863
0.0
5,700
Kato Works Co. Ltd.
46,208
0.0
4,800  KAWADA
TECHNOLOGIES, Inc.
85,910
0.0
262  Kenedix Office Investment
Corp.
270,116
0.1
1,200
KFC Ltd.
11,929
0.0
2,260
Kimura Unity Co. Ltd.
24,391
0.0
20,500
Kinden Corp.
432,511
0.2
2,200
Kitagawa Corp.
22,660
0.0
5,300
Kita-Nippon Bank Ltd.
99,611
0.1
11,100
Kitz Corp.
81,803
0.0
2,000
(2)
KNT-CT Holdings Co. Ltd.
18,542
0.0
800  Koike Sanso Kogyo Co.
Ltd.
31,867
0.0
1,400  Komatsu Wall Industry
Co. Ltd.
29,682
0.0
4,500
Komori Corp.
36,601
0.0
123,700
Konica Minolta, Inc.
362,670
0.1
2,300
Konishi Co. Ltd.
18,324
0.0
3,900
Konoike Transport Co. Ltd.
62,386
0.0
4,000
KRS Corp.
50,671
0.0
3,200
KU Holdings Co. Ltd.
25,743
0.0
1,100
Kurimoto Ltd.
34,644
0.0
3,100
Kuriyama Holdings Corp.
25,722
0.0
2,200  Kyowa Electronic
Instruments Co. Ltd.
6,398
0.0
5,100  Kyushu Leasing Service
Co. Ltd.
36,389
0.0
16,000
Kyushu Railway Co.
427,075
0.2
12,000
LAC Co. Ltd.
71,113
0.0
74,600
LIFULL Co. Ltd.
80,557
0.0
500
Linical Co. Ltd.
1,379
0.0
7,800
Link And Motivation, Inc.
25,212
0.0
1,400
Look Holdings, Inc.
26,539
0.0
9,500  M&A Capital Partners Co.
Ltd.
134,555
0.1
5,900
Maezawa Industries, Inc.
55,899
0.0
2,900  Makino Milling Machine
Co. Ltd.
130,112
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,600
Makiya Co. Ltd.
$ 10,854
0.0
13,100  Management Solutions
Co. Ltd.
118,564
0.1
1,300  Maruzen Showa Unyu Co.
Ltd.
46,762
0.0
2,600
Marvelous, Inc.
11,317
0.0
12,800  Matching Service Japan
Co. Ltd.
90,503
0.0
2,100
Matsuoka Corp.
23,366
0.0
8,000
Maxell Ltd.
91,798
0.1
194,800  Mebuki Financial Group,
Inc.
810,846
0.3
4,500
Media Do Co. Ltd.
42,021
0.0
6,800
Megachips Corp.
190,580
0.1
8,300
Meidensha Corp.
189,530
0.1
2,000  Meiji Electric Industries
Co. Ltd.
21,397
0.0
9,500  MEITEC Group Holdings,
Inc.
214,511
0.1
3,400
Melco Holdings, Inc.
74,555
0.0
4,400
Micronics Japan Co. Ltd.
174,839
0.1
4,000  Mimaki Engineering Co.
Ltd.
44,847
0.0
9,600
Mitani Sangyo Co. Ltd.
23,037
0.0
15,800
Mito Securities Co. Ltd.
53,607
0.0
5,200
Mitsuba Corp.
35,620
0.0
21,400  Mitsubishi Gas Chemical
Co., Inc.
404,568
0.2
1,200  Mitsubishi Kakoki Kaisha
Ltd.
31,237
0.0
7,000  Mitsubishi Logisnext Co.
Ltd.
61,466
0.0
3,100  Mitsubishi Shokuhin Co.
Ltd.
109,384
0.1
1,800
Mizuno Corp.
90,941
0.1
14,600
Monex Group, Inc.
70,978
0.0
19,800  Morinaga Milk Industry
Co. Ltd.
475,167
0.2
1,400
Moriroku Holdings Co. Ltd.
25,362
0.0
700
Morishita Jintan Co. Ltd.
10,028
0.0
4,900
Morita Holdings Corp.
63,144
0.0
800
Mory Industries, Inc.
29,803
0.0
7,700
Mugen Estate Co. Ltd.
67,704
0.0
2,000
Murakami Corp.
63,572
0.0
1,900
Mutoh Holdings Co. Ltd.
31,476
0.0
1,900
Naigai Trans Line Ltd.
36,093
0.0
9,800
Nakanishi, Inc.
169,293
0.1
10,287
Nakano Corp./Tokyo
34,393
0.0
5,600  Nankai Electric Railway
Co. Ltd.
99,107
0.1
2,400
Nanyo Corp.
17,447
0.0
2,900
NEOJAPAN, Inc.
33,881
0.0
43,900  NET One Systems Co.
Ltd.
887,055
0.3
1,100
Nichias Corp.
34,264
0.0
5,200
Nichiban Co. Ltd.
66,744
0.0
4,400
Nihon Chouzai Co. Ltd.
46,197
0.0
3,200
Nihon Denkei Co. Ltd.
42,660
0.0
1,600
Nihon Falcom Corp.
12,048
0.0
3,900
Nihon Flush Co. Ltd.
24,136
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
8,600
Nihon Kohden Corp.
$ 132,521
0.1
61,100  Nihon M&A Center
Holdings, Inc.
288,373
0.1
2,700
Nihon Trim Co. Ltd.
61,884
0.0
79  Nippon Accommodations
Fund, Inc.
338,041
0.1
5,200
Nippon Ceramic Co. Ltd.
86,047
0.0
2,000  Nippon Chemical Industrial
Co. Ltd.
33,091
0.0
1,700
Nippon Concept Corp.
19,657
0.0
15,800  Nippon Electric Glass Co.
Ltd.
377,018
0.2
6,800
Nippon Kayaku Co. Ltd.
56,866
0.0
4,800
Nippon Shokubai Co. Ltd.
52,047
0.0
13,000
Nippon Thompson Co. Ltd.
52,293
0.0
54,818  Nissan Tokyo Sales
Holdings Co. Ltd.
186,068
0.1
1,800  Nissei ASB Machine Co.
Ltd.
66,716
0.0
8,531  Nisshin Group Holdings
Co. Ltd.
31,219
0.0
8,000
Nisshinbo Holdings, Inc.
58,624
0.0
13,900
Nisso Holdings Co. Ltd.
76,437
0.0
110,900
Nissui Corp.
665,667
0.3
10,900
Nitto Boseki Co. Ltd.
412,517
0.2
1,300
Nitto Kogyo Corp.
29,557
0.0
13,000
Nitto Seiko Co. Ltd.
52,093
0.0
3,700
Nittoku Co. Ltd.
45,510
0.0
3,400
NJS Co. Ltd.
89,031
0.0
7,200
Noritz Corp.
90,134
0.0
2,900
NSD Co. Ltd.
59,698
0.0
2,100
NSW, Inc./Japan
45,492
0.0
225,100
NTN Corp.
455,365
0.2
1,200
Ochi Holdings Co. Ltd.
11,706
0.0
4,600
Ohba Co. Ltd.
33,464
0.0
1,600
OIE Sangyo Co. Ltd.
21,703
0.0
1,800
Oiles Corp.
28,180
0.0
1,300
Oita Bank Ltd.
29,423
0.0
14,300
Okabe Co. Ltd.
75,299
0.0
2,000
Okada Aiyon Corp.
31,894
0.0
1,000
Okamoto Industries, Inc.
34,345
0.0
1,700  Okinawa Financial Group,
Inc.
32,720
0.0
4,700
OKUMA Corp.
234,765
0.1
4,100
Okura Industrial Co. Ltd.
78,854
0.0
2,800
Onamba Co. Ltd.
22,774
0.0
4,700
(2)
Optim Corp.
21,101
0.0
17,400
Optorun Co. Ltd.
227,237
0.1
1,000
Origin Co. Ltd.
8,344
0.0
7,800
Oro Co. Ltd.
132,445
0.1
5,800
Osaki Electric Co. Ltd.
26,304
0.0
44,500
(2)
Park24 Co. Ltd.
476,087
0.2
16,000
Parker Corp.
91,501
0.1
1,800
Pasco Corp.
22,497
0.0
2,200
PCA Corp.
30,117
0.0
5,700
Pegasus Co. Ltd.
22,295
0.0
3,000
Pickles Holdings Co. Ltd.
22,582
0.0
6,900
Pilot Corp.
207,261
0.1
10,900
Pole To Win Holdings, Inc.
32,244
0.0
2,100
(2)
PR Times Corp.
25,134
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
4,900
Prestige International, Inc.
$ 23,264
0.0
100
Pronexus, Inc.
861
0.0
7,300
QB Net Holdings Co. Ltd.
71,182
0.0
2,600
Rasa Corp.
29,721
0.0
1,500
Rasa Industries Ltd.
28,507
0.0
93,300
Rengo Co. Ltd.
650,727
0.2
22,500
Resorttrust, Inc.
379,795
0.2
2,400  Rheon Automatic
Machinery Co. Ltd.
24,662
0.0
11,500
Riken Technos Corp.
75,776
0.0
2,500
Riken Vitamin Co. Ltd.
47,118
0.0
4,100
Riso Kagaku Corp.
92,092
0.1
124,500
Round One Corp.
741,278
0.3
3,200
RS Technologies Co. Ltd.
69,056
0.0
4,500
Sac's Bar Holdings, Inc.
23,804
0.0
1,000  Saison Information
Systems Co. Ltd.
13,114
0.0
10,400
Sakata INX Corp.
122,202
0.1
2,800
San Holdings, Inc.
24,393
0.0
2,000  San ju San Financial
Group, Inc.
27,403
0.0
62,400
Sankyo Co. Ltd.
692,889
0.3
1,519
Sankyo Frontier Co. Ltd.
42,530
0.0
11,900
Sankyu, Inc.
406,478
0.2
5,500
(2)
Sansan, Inc.
82,826
0.0
2,400
Sansei Technologies, Inc.
26,186
0.0
18,100  Sansha Electric
Manufacturing Co. Ltd.
128,998
0.1
64,700  Santen Pharmaceutical
Co. Ltd.
776,477
0.3
45,900
Sanwa Holdings Corp.
983,189
0.4
1,900
Sanyo Denki Co. Ltd.
92,048
0.1
1,800
Sanyo Shokai Ltd.
30,373
0.0
2,800
Sanyo Trading Co. Ltd.
28,155
0.0
2,400
Sato Shoji Corp.
26,890
0.0
13,100  Sawai Group Holdings
Co. Ltd.
575,084
0.2
1,900
Saxa Holdings, Inc.
32,576
0.0
6,100  SBI Global Asset
Management Co. Ltd.
26,941
0.0
5,400
Scroll Corp.
36,965
0.0
3,600
Seed Co. Ltd./Tokyo
13,480
0.0
1,500
Seika Corp.
41,617
0.0
6,600
Sekisui Kasei Co. Ltd.
19,771
0.0
11,200
Septeni Holdings Co. Ltd.
28,366
0.0
16,300
SERAKU Co. Ltd.
150,581
0.1
1,900
Shibaura Machine Co. Ltd.
46,695
0.0
1,100
Shibuya Corp.
26,796
0.0
3,100
Shikoku Bank Ltd.
24,429
0.0
2,800
Shimojima Co. Ltd.
24,590
0.0
2,100
(1)
Shin Maint Holdings Co.
Ltd.
20,757
0.0
5,500  Shinagawa Refractories
Co. Ltd.
67,279
0.0
6,100
Shinmaywa Industries Ltd.
60,006
0.0
7,900  Ship Healthcare Holdings,
Inc.
120,591
0.1
7,400
Shizuoka Gas Co. Ltd.
47,045
0.0
15,800
SIGMAXYZ Holdings, Inc.
156,139
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
3,700  Sinfonia Technology Co.
Ltd.
$ 78,659
0.0
5,200
Sinko Industries Ltd.
140,500
0.1
1,700
SK-Electronics Co. Ltd.
35,176
0.0
900
SMK Corp.
15,093
0.0
14,000
SMS Co. Ltd.
204,060
0.1
16,700
Socionext, Inc.
337,234
0.1
4,800
Sodick Co. Ltd.
24,177
0.0
7,700
Softcreate Holdings Corp.
91,913
0.1
5,569  Soken Chemical &
Engineering Co. Ltd.
97,616
0.1
4,600
Soliton Systems KK
36,999
0.0
4,400
SPK Corp.
67,242
0.0
2,600
Sprix, Inc.
13,989
0.0
3,300
Star Micronics Co. Ltd.
46,311
0.0
3,200
Startia Holdings, Inc.
45,759
0.0
2,600
St-Care Holding Corp.
15,539
0.0
2,700
Strike Co. Ltd.
72,923
0.0
18,100  Sumitomo Bakelite Co.
Ltd.
509,550
0.2
18,000  Sumitomo Forestry Co.
Ltd.
767,573
0.3
18,600
(2)
Sumitomo Pharma Co.
Ltd.
51,566
0.0
4,800
Sumitomo Riko Co. Ltd.
48,447
0.0
4,000  Sumitomo Rubber
Industries Ltd.
41,678
0.0
1,000  Sumitomo Seika
Chemicals Co. Ltd.
35,435
0.0
5,300  Sun Frontier Fudousan
Co. Ltd.
72,113
0.0
7,100
(2)
Sun*, Inc.
43,455
0.0
3,200
Sun-Wa Technos Corp.
46,239
0.0
2,200
System Research Co. Ltd.
22,486
0.0
4,200
System Support, Inc.
55,281
0.0
1,100
T. RAD Co. Ltd.
27,025
0.0
2,690
Tachikawa Corp.
24,986
0.0
1,000
Taihei Dengyo Kaisha Ltd.
35,290
0.0
8,500
Takaoka Toko Co. Ltd.
114,010
0.1
7,200
Takara & Co. Ltd.
144,991
0.1
1,500  Takasago International
Corp.
38,825
0.0
31,800
Takashimaya Co. Ltd.
588,874
0.2
17,100  Takeuchi Manufacturing
Co. Ltd.
546,985
0.2
2,400  Tanabe Consulting Group
Co. Ltd.
22,101
0.0
4,200
TDC Soft, Inc.
35,952
0.0
6,300
TechMatrix Corp.
88,065
0.0
800
Techno Medica Co. Ltd.
9,550
0.0
1,100
(1)
Techno Quartz, Inc.
42,591
0.0
4,300
Tecnos Japan, Inc.
23,935
0.0
2,900  Teikoku Electric
Manufacturing Co. Ltd.
52,102
0.0
2,200
Temairazu, Inc.
51,742
0.0
1,800
Tenma Corp.
33,461
0.0
2,000
Terasaki Electric Co. Ltd.
33,126
0.0
1,600
TKC Corp.
37,895
0.0
104,400
TOA ROAD Corp.
866,985
0.3
5,900
Tocalo Co. Ltd.
77,102
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
22,900
Tochigi Bank Ltd.
$ 54,493
0.0
2,700  Togami Electric
Manufacturing Co. Ltd.
51,469
0.0
1,200
Toho Holdings Co. Ltd.
34,894
0.0
47,100  Tohoku Electric Power
Co., Inc.
400,476
0.2
33,000  Tokai Tokyo Financial
Holdings, Inc.
128,966
0.1
3,600  Tokyo Energy & Systems,
Inc.
31,308
0.0
2,500  Tokyo Rope Manufacturing
Co. Ltd.
21,203
0.0
12,600
Tokyo Seimitsu Co. Ltd.
868,536
0.3
35,600
Tokyo Tatemono Co. Ltd.
621,028
0.2
71,900  Tokyu Fudosan Holdings
Corp.
519,139
0.2
11,100
Toli Corp.
31,516
0.0
15,300
TOMONY Holdings, Inc.
43,734
0.0
8,700
Tomy Co. Ltd.
197,407
0.1
1,800
Tonami Holdings Co. Ltd.
75,944
0.0
2,500
Topy Industries Ltd.
38,703
0.0
1,900  Torishima Pump
Manufacturing Co. Ltd.
39,401
0.0
5,700
Toshiba TEC Corp.
127,766
0.1
13,600
Towa Bank Ltd.
62,541
0.0
10,600  Towa Pharmaceutical Co.
Ltd.
216,875
0.1
3,700
Toyo Denki Seizo KK
30,143
0.0
12,300
Toyo Engineering Corp.
65,875
0.0
1,200
Toyo Kanetsu KK
29,848
0.0
12,800
Toyo Suisan Kaisha Ltd.
859,469
0.3
36,000
Toyo Tire Corp.
587,371
0.2
25,600
Toyoda Gosei Co. Ltd.
467,422
0.2
2,500
TPR Co. Ltd.
41,350
0.0
19,700
Traders Holdings Co. Ltd.
102,625
0.1
4,700
Transcosmos, Inc.
108,213
0.1
6,900
Trusco Nakayama Corp.
111,696
0.1
4,000
Tsubakimoto Chain Co.
172,981
0.1
2,400  Tsubakimoto Kogyo Co.
Ltd.
32,867
0.0
7,100
Tsugami Corp.
78,019
0.0
7,300  Tsukada Global Holdings,
Inc.
23,960
0.0
16,400
Tsumura & Co.
434,819
0.2
7,800
TYK Corp./Tokyo
22,490
0.0
11,800
Ubicom Holdings, Inc.
104,581
0.1
1,100
Uchida Yoko Co. Ltd.
57,299
0.0
1,900
(1)
ULS Group, Inc.
62,508
0.0
6,100
Ulvac, Inc.
373,789
0.1
1,100
Union Tool Co.
42,565
0.0
5,500
Unipres Corp.
46,102
0.0
1,500
UNIRITA, Inc.
19,916
0.0
5,100
United Arrows Ltd.
72,531
0.0
11,200
UNITED, Inc./Japan
61,101
0.0
3,300
V Technology Co. Ltd.
64,202
0.0
6,600
ValueCommerce Co. Ltd.
51,864
0.0
3,800
Vector, Inc.
25,035
0.0
2,200
Vertex Corp./Japan
29,892
0.0
2,724
Vital KSK Holdings, Inc.
23,909
0.0
600
WDB coco Co. Ltd.
14,218
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
800
Weathernews, Inc.
$ 30,536
0.0
5,500
Will Group, Inc.
38,026
0.0
4,600
WingArc1st, Inc.
85,713
0.0
3,400
Wowow, Inc.
26,240
0.0
8,000
YAMABIKO Corp.
113,343
0.1
2,300  YAMADA Consulting
Group Co. Ltd.
33,492
0.0
3,500
Yamagata Bank Ltd.
27,099
0.0
66,300  Yamaguchi Financial
Group, Inc.
824,171
0.3
2,300  Yamaichi Electronics Co.
Ltd.
49,026
0.0
10,700
Yamashin-Filter Corp.
31,173
0.0
17,800
Yokowo Co. Ltd.
229,509
0.1
5,400
Yorozu Corp.
41,433
0.0
3,000
Yossix Holdings Co. Ltd.
60,997
0.0
3,400  Yushin Precision
Equipment Co. Ltd.
16,059
0.0
4,700
Yutaka Giken Co. Ltd.
66,883
0.0
1,700
Zaoh Co. Ltd.
28,613
0.0
7,100
Zenrin Co. Ltd.
45,672
0.0
4,900
Zeon Corp.
43,277
0.0
16,700
ZIGExN Co. Ltd.
64,592
0.0
61,548,866
21.6
Jordan : 0.8%
93,670  Hikma Pharmaceuticals
PLC
2,290,209
0.8
Liechtenstein : 0.0%
1,145  Liechtensteinische
Landesbank AG
97,314
0.0
Macao : 0.2%
378,000
MGM China Holdings Ltd.
551,523
0.2
Malaysia : 0.3%
137,300
Aeon Co. M Bhd
42,136
0.0
249,300  CCK Consolidated
Holdings BHD
81,503
0.0
25,400
CSC Steel Holdings Bhd
7,353
0.0
825,500
Datasonic Group Bhd
90,000
0.1
165,700
Frencken Group Ltd.
162,326
0.1
287,300
Kelington Group Bhd
213,371
0.1
405,700
Malayan Flour Mills Bhd
68,463
0.0
30,600
MBM Resources BHD
35,299
0.0
3,414  MKH Oil Palm East
Kalimantan Bhd
442
0.0
98,300
Spritzer BHD
55,841
0.0
756,734
0.3
Mexico : 0.0%
353  Corporativo Fragua SAB
de CV
18,644
0.0
Netherlands : 2.1%
5,757
Arcadis NV
411,172
0.2
17,937
ASR Nederland NV
901,197
0.3
5,961  BE Semiconductor
Industries NV
767,925
0.3
7,628
(3)
Euronext NV
771,214
0.3
57,215
Fugro NV
1,528,099
0.5
258,307
Koninklijke BAM Groep NV
1,070,523
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands (continued)
578
Nedap NV
$ 36,532
0.0
15,434
OCI NV
371,966
0.1
1,143
TKH Group NV
50,088
0.0
2,219
Van Lanschot Kempen NV
96,037
0.0
51
Vastned Retail NV
1,291
0.0
6,006,044
2.1
New Zealand : 0.0%
46,798
Air New Zealand Ltd.
16,154
0.0
8,037
Scales Corp. Ltd.
16,837
0.0
51,430  SKY Network Television
Ltd.
77,732
0.0
110,723
0.0
Norway : 0.8%
13,511
2020 Bulkers Ltd.
184,636
0.1
29,187  ABG Sundal Collier
Holding ASA
17,602
0.0
46,986
Belships ASA
99,048
0.0
170
Bouvet ASA
988
0.0
9,710
(2)
DOF Group ASA
100,422
0.0
11,158
Elopak ASA
39,884
0.0
66,575
Hoegh Autoliners ASA
727,705
0.3
242,488
MPC Container Ships ASA
508,746
0.2
5,208
(2)
Norwegian Air Shuttle ASA
5,435
0.0
2,740
Odfjell SE - Class A
41,734
0.0
1,223
Protector Forsikring ASA
25,275
0.0
50,921
Reach Subsea ASA
43,404
0.0
65,478
(2)
SATS ASA
102,983
0.1
1,938
SpareBank 1 Nord Norge
19,166
0.0
3,785
Sparebanken More
29,401
0.0
5,460
Stolt-Nielsen Ltd.
214,184
0.1
2,084  Wilh Wilhelmsen Holding
ASA - Class A
73,824
0.0
2,234,437
0.8
Papua New Guinea : 0.0%
52,912
Kina Securities Ltd.
35,640
0.0
Philippines : 0.0%
18,300
Ginebra San Miguel, Inc.
72,102
0.0
1,430,000
Megaworld Corp.
44,339
0.0
116,441
0.0
Poland : 0.5%
14,461
(1)
Arctic Paper SA
79,261
0.0
19,769
Asseco Poland SA
419,008
0.2
1,875  Asseco South Eastern
Europe SA
23,368
0.0
194
Benefit Systems SA
129,817
0.1
1,206
BNPP Bank Polska SA
30,730
0.0
5,716
(2)
CCC SA
181,740
0.1
116,962
(2)
Enea SA
325,181
0.1
5,039
LiveChat Software SA
112,255
0.0
204
(1)
Stalprodukt SA
11,374
0.0
3,626
(2)
TEN Square Games SA
78,613
0.0
9,112
Wittchen SA
65,633
0.0
1,456,980
0.5
Portugal : 0.5%
2,981,260  Banco Comercial
Portugues SA - Class R
1,256,759
0.4
34,981
Mota-Engil SGPS SA
137,255
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Portugal (continued)
56,765
Sonae SGPS SA
$ 57,901
0.0
1,451,915
0.5
Singapore : 0.6%
83,400
Aztech Global Ltd.
66,929
0.0
51,900  China Sunsine Chemical
Holdings Ltd.
14,924
0.0
29,800
CSE Global Ltd.
10,606
0.0
396,100  Frasers Logistics &
Commercial Trust
294,433
0.1
23,400
Frasers Property Ltd.
14,327
0.0
553,000
(2)
IGG, Inc.
200,198
0.1
1,710,000  Keppel Pacific Oak US
REIT
342,995
0.1
114,100  Pacific Century Regional
Developments Ltd.
26,035
0.0
52,600  Samudera Shipping Line
Ltd.
32,536
0.0
17,100
Sarine Technologies Ltd.
3,070
0.0
192,800
Sembcorp Industries Ltd.
689,370
0.3
83,600
Sing Holdings Ltd.
20,951
0.0
19,950  Sing Investments &
Finance Ltd.
14,925
0.0
31,892
Tai Sin Electric Ltd.
9,305
0.0
53,000  Tiong Woon Corp. Holding
Ltd.
19,627
0.0
1,760,231
0.6
South Africa : 0.4%
102,043
Investec PLC - ZAR
802,841
0.3
8,994
JOYY, Inc., ADR
299,410
0.1
17,785
Reunert Ltd.
70,115
0.0
1,172,366
0.4
South Korea : 4.0%
9,549
AfreecaTV Co. Ltd.
721,231
0.3
1,307
AK Holdings, Inc.
12,920
0.0
2
ASIA Holdings Co. Ltd.
374
0.0
4,710  Asia Paper Manufacturing
Co. Ltd.
28,874
0.0
16,487  Atinum Investment Co.
Ltd.
30,907
0.0
10,795
Baiksan Co. Ltd.
106,208
0.1
857
Binggrae Co. Ltd.
55,899
0.0
20,022
Classys, Inc.
683,524
0.3
3,629
CLIO Cosmetics Co. Ltd.
91,639
0.0
10,119
Com2uSCorp
280,086
0.1
3,182
Cosmax, Inc.
360,001
0.1
2,725
Cuckoo Holdings Co. Ltd.
43,830
0.0
33,171
Dae Hyun Co. Ltd.
46,008
0.0
10,810
Daesang Corp.
192,202
0.1
6,145
Daewon San Up Co. Ltd.
27,911
0.0
2,978  Daihan Pharmaceutical
Co. Ltd.
61,065
0.0
2,024
Daou Technology, Inc.
27,445
0.0
5,508
Dentium Co. Ltd.
376,994
0.2
11,558
DGB Financial Group, Inc.
68,721
0.0
4,561
DMS Co. Ltd.
18,852
0.0
1,584
Dongwon F&B Co. Ltd.
47,945
0.0
4,236
DoubleUGames Co. Ltd.
143,565
0.1
2,267
DY POWER Corp.
22,914
0.0
935
E1 Corp.
51,682
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
2,477  Eugene Technology Co.
Ltd.
$ 83,301
0.0
8,077
Eusu Holdings Co. Ltd.
31,810
0.0
1,300
Fursys, Inc.
41,535
0.0
3,062
Gabia, Inc.
31,480
0.0
23,067
H.PIO Co. Ltd.
56,590
0.0
2,005
Hanmi Pharm Co. Ltd.
423,709
0.2
26,682  Hanwha General
Insurance Co. Ltd.
109,745
0.1
4,150  Hanyang Securities Co.
Ltd.
46,089
0.0
5,265  HD Hyundai Electric Co.
Ltd.
1,191,426
0.4
3,456
(2)
Hyundai Livart Furniture
Co. Ltd.
25,114
0.0
4,254  Hyundai Motor Securities
Co. Ltd.
27,688
0.0
7,858
HyVision System, Inc.
119,192
0.1
2,040
IDIS Holdings Co. Ltd.
14,506
0.0
8,332
Iljin Holdings Co. Ltd.
24,036
0.0
28,970  JB Financial Group Co.
Ltd.
305,832
0.1
4,964
(2)
Jin Air Co. Ltd.
37,998
0.0
16,512
(2)
JoyCity Corp.
25,232
0.0
4,796
KC Tech Co. Ltd./New
152,904
0.1
3,015
Kolon Corp.
34,595
0.0
19,207  Korea Asset In Trust Co.
Ltd.
42,451
0.0
396
KPX Chemical Co. Ltd.
13,775
0.0
35,244
KTCS Corp.
80,072
0.0
9,359
(2)
Kumho Tire Co., Inc.
34,980
0.0
2,775
LEENO Industrial, Inc.
408,508
0.2
73
LF Corp.
771
0.0
2,925
LIG Nex1 Co. Ltd.
425,258
0.2
7,130
LOT Vacuum Co. Ltd.
66,335
0.0
9,004  LOTTE Fine Chemical
Co. Ltd.
305,788
0.1
3,276
LOTTE Himart Co. Ltd.
21,617
0.0
895
Lotte Wellfood Co. Ltd.
117,282
0.1
1,941
LX Hausys Ltd.
66,254
0.0
2,617
LX Semicon Co. Ltd.
143,454
0.1
2,831
Maeil Dairies Co. Ltd.
87,484
0.0
2,411
MegaStudy Co. Ltd.
19,614
0.0
3,939
Modetour Network, Inc.
37,153
0.0
4,025
NeoPharm Co. Ltd.
75,229
0.0
3,564
Neowiz
53,957
0.0
613
(2)
NEOWIZ HOLDINGS
Corp.
7,814
0.0
2,214
NICE Holdings Co. Ltd.
16,789
0.0
515  Nice Information &
Telecommunication, Inc.
7,580
0.0
13,277  NICE Information Service
Co. Ltd.
99,994
0.1
996
NongShim Co. Ltd.
350,442
0.1
6,191  NOROO Paint & Coatings
Co. Ltd.
43,347
0.0
3,140
PHA Co. Ltd.
27,121
0.0
3,975
POONGSAN Corp.
78,328
0.0
3,023
Rayence Co. Ltd.
17,460
0.0
9,090
(2)
Refine Co. Ltd.
76,280
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
87,913
(4)
S&C Engine Group Ltd.
$ —
—
8,006  Sam Young Electronics
Co. Ltd.
53,223
0.0
3,844  Sambo Corrugated Board
Co. Ltd.
27,081
0.0
976
Samchully Co. Ltd.
64,261
0.0
2,982
Sammok S-Form Co. Ltd.
45,485
0.0
24,081
(2)
Samsung Engineering Co.
Ltd.
502,999
0.2
1,134
Samyang Holdings Corp.
57,750
0.0
3,307  SeAH Besteel Holdings
Corp.
45,708
0.0
144
SeAH Holdings Corp.
10,957
0.0
232  SeAH Steel Holdings
Corp.
30,328
0.0
19,401
Sebang Co. Ltd.
199,418
0.1
1,306
Seoul City Gas Co. Ltd.
52,890
0.0
8,661
Seoyon Co. Ltd.
52,568
0.0
5,556  Shinsegae International,
Inc.
57,466
0.0
1,735
SJ Group Co. Ltd.
8,018
0.0
3,242
SL Corp.
87,834
0.0
10,720
SNT Dynamics Co. Ltd.
161,437
0.1
22,205
(2)
SOLUM Co. Ltd.
292,872
0.1
1,330
Spigen Korea Co. Ltd.
27,194
0.0
23,993
STIC Investments, Inc.
174,998
0.1
1,953
(2)
Suprema, Inc.
36,941
0.0
126  Taekwang Industrial Co.
Ltd.
55,614
0.0
4,766
(2)
Thinkware Systems Corp.
41,856
0.0
24,076  Tongyang Life Insurance
Co. Ltd.
139,376
0.1
2,315
Ubiquoss, Inc.
24,804
0.0
5,491
Uju Electronics Co. Ltd.
57,233
0.0
2,342
Unid Co. Ltd.
147,038
0.1
3,416
Wins Co. Ltd.
33,748
0.0
4,222
WiSoL Co. Ltd.
22,164
0.0
11,519,977
4.0
Spain : 3.3%
50,677
Acerinox SA
532,489
0.2
45,608  ACS Actividades de
Construccion y Servicios
SA
2,037,617
0.7
787,943
Banco de Sabadell SA
1,662,755
0.6
163,443
Bankinter SA
1,396,042
0.5
20,069  Cia de Distribucion Integral
Logista Holdings SA
594,328
0.2
45,342
Indra Sistemas SA
909,285
0.3
10,165  Laboratorios
Farmaceuticos Rovi SA
978,019
0.4
161,666
Mapfre SA
391,787
0.1
76,722  Merlin Properties Socimi
SA
876,157
0.3
7,389
Naturhouse Health SAU
13,874
0.0
1,384
Pharma Mar SA
58,202
0.0
9,450,555
3.3
Sweden : 2.6%
27,375
AFRY AB
496,196
0.2
10,943
Alleima AB
79,522
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
17,284
Alligo AB - Class B
$ 227,408
0.1
7,852
Arise AB
38,420
0.0
65,620
Arjo AB - Class B
254,320
0.1
30,118
Avanza Bank Holding AB
676,566
0.2
15,770
Axfood AB
391,113
0.1
13,455
Bahnhof AB - Class B
65,207
0.0
96
Beijer Alma AB
1,967
0.0
14,518
Betsson AB - Class B
172,806
0.1
17,650
BioGaia AB - Class B
210,135
0.1
6,335
Biotage AB
118,783
0.1
102,505  Bredband2 i Skandinavien
AB
19,909
0.0
4,973
Bufab AB
207,356
0.1
2
(2)
Careium AB
7
0.0
1,849
Cellavision AB
44,151
0.0
3,712
Clas Ohlson AB - Class B
58,968
0.0
1,346
CTT Systems AB
34,438
0.0
6,300
Doro AB
13,530
0.0
23,332  Electrolux Professional AB
- Class B
146,868
0.1
1,265
Ependion AB
14,416
0.0
11,403
Fagerhult Group AB
69,768
0.0
5,708
Fasadgruppen Group AB
34,801
0.0
2,964
G5 Entertainment AB
34,920
0.0
10,267
Granges AB
125,338
0.1
10,656  Heba Fastighets AB -
Class B
32,538
0.0
4,661
Hemnet Group AB
172,265
0.1
23,583
(2)
Hexatronic Group AB
139,405
0.1
5,626
Inwido AB
92,850
0.0
4,657  Lagercrantz Group AB -
Class B
78,632
0.0
12,572
Loomis AB
400,610
0.2
1,082
(2)
Medcap AB
60,792
0.0
274  Micro Systemation AB -
Class B
1,090
0.0
1,570
MIPS AB
78,175
0.0
8,468
Mycronic AB
296,940
0.1
29,364
NCC AB - Class B
453,373
0.2
53,476
(2)
Neobo Fastigheter AB
115,361
0.1
166,960
(2)
Net Insight AB - Class B
104,299
0.0
42,440
Nordic Paper Holding AB
231,269
0.1
25,710
Ratos AB - Class B
82,724
0.0
5,165  RaySearch Laboratories
AB
65,624
0.0
8,136
Scandi Standard AB
62,297
0.0
3,204
Solid Forsakring AB
26,268
0.0
3,729
Systemair AB
28,140
0.0
14,592
(2)
Tobii Dynavox AB
79,634
0.0
15,412
Trelleborg AB - Class B
572,750
0.2
1,623
VBG Group AB - Class B
64,664
0.0
55,935
Wihlborgs Fastigheter AB
566,568
0.2
10,370
Zinzino AB - Class B
74,271
0.0
7,417,452
2.6
Switzerland : 6.4%
34,191
Accelleron Industries AG
1,691,930
0.6
360
ALSO Holding AG
109,149
0.1
36,481
(2)
Aryzta AG
69,840
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
1,506
(2)
Basilea Pharmaceutica
AG, Reg
$ 68,201
0.0
1,482
Belimo Holding AG
898,418
0.3
9,813
BKW AG
1,775,089
0.6
938
Bucher Industries AG, Reg
380,011
0.1
158  Burckhardt Compression
Holding AG
110,087
0.1
558
Burkhalter Holding AG
56,324
0.0
86  Cie Financiere Tradition
SA - Class BR
14,055
0.0
73,658
Clariant AG
1,092,610
0.4
2,007
Comet Holding AG, Reg
804,167
0.3
2,758
DKSH Holding AG
216,178
0.1
2,477
Flughafen Zurich AG, Reg
573,261
0.2
140
Forbo Holding AG, Reg
150,803
0.1
8,968
(3)
Galenica AG
780,021
0.3
663
Huber + Suhner AG, Reg
58,055
0.0
203
Inficon Holding AG
302,687
0.1
336
Kardex Holding AG
102,326
0.0
7,152
(2)
Kudelski SA - Class BR
13,281
0.0
4,303
Landis+Gyr Group AG
389,770
0.1
31,326
Logitech International SA
2,821,727
1.0
5,322
Meier Tobler Group AG
170,901
0.1
17
Metall Zug AG, Reg
24,694
0.0
1,707
Mikron Holding AG, Reg
37,339
0.0
24,204
(1)(2)
On Holding AG - Class A
1,002,530
0.4
47
Phoenix Mecano AG
25,381
0.0
7,072  PSP Swiss Property AG,
Reg
945,039
0.3
775
Siegfried Holding AG, Reg
903,304
0.3
6,522
Sulzer AG, Reg
969,612
0.4
3,351  Swissquote Group Holding
SA, Reg
1,068,793
0.4
663
Tecan Group AG, Reg
247,575
0.1
732
u-blox Holding AG
66,967
0.0
117  Vaudoise Assurances
Holding SA
59,983
0.0
684
VZ Holding AG
92,388
0.0
18,092,496
6.4
Taiwan : 1.8%
6,000
Alltop Technology Co. Ltd.
41,144
0.0
122,000  AmTRAN Technology Co.
Ltd.
79,915
0.0
15,000
ASROCK, Inc.
92,328
0.0
28,000
(2)
Azurewave Technologies,
Inc.
37,364
0.0
15,000
Bon Fame Co. Ltd.
42,472
0.0
1,421  ChipMOS Technologies,
Inc., ADR
34,104
0.0
62,000
CviLux Corp.
130,025
0.1
50,000
Darfon Electronics Corp.
84,768
0.0
54,000
Ennoconn Corp.
504,282
0.2
71,000  Everlight Electronics Co.
Ltd.
169,575
0.1
9,000
Excelliance Mos Corp.
28,686
0.0
19,000  Fitipower Integrated
Technology, Inc.
152,806
0.1
70,000  FocalTech Systems Co.
Ltd.
178,064
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
31,000  Foxsemicon Integrated
Technology, Inc.
$ 292,002
0.1
30,000
FSP Technology, Inc.
52,289
0.0
61,661
(2)
General Interface Solution
Holding Ltd.
118,512
0.0
15,000  Global Lighting
Technologies, Inc.
27,393
0.0
26,000  Global Mixed Mode
Technology, Inc.
199,175
0.1
28,343
(1)
Himax Technologies, Inc.,
ADR
193,299
0.1
18,000
ITE Technology, Inc.
83,030
0.0
3,000
Keystone Microtech Corp.
32,498
0.0
20,000
Lida Holdings Ltd.
16,641
0.0
11,000  Lumax International Corp.
Ltd.
39,750
0.0
4,634  Major Power Technology
Co. Ltd.
25,453
0.0
12,080  Mega Union Technology,
Inc.
150,860
0.1
80,000
Merry Electronics Co. Ltd.
302,393
0.1
23,883
Munsin Garment Corp.
35,283
0.0
31,000  Nova Technology Corp./
Taiwan
153,060
0.1
27,000
Pixart Imaging, Inc.
134,964
0.1
10,000  Raydium Semiconductor
Corp.
114,614
0.0
50,000
Rechi Precision Co. Ltd.
46,323
0.0
19,000  Rich Honour International
Designs Co. Ltd.
36,484
0.0
30,000
(2)
RichWave Technology
Corp.
201,049
0.1
5,000
Sinmag Equipment Corp.
22,418
0.0
69,000
Sinon Corp.
96,412
0.0
36,000
Sitronix Technology Corp.
274,150
0.1
125,000
(2)
Sunplus Technology Co.
Ltd.
125,383
0.1
16,000
Sunrex Technology Corp.
26,641
0.0
30,000
Sunspring Metal Corp.
29,915
0.0
45,000  Syscom Computer
Engineering Co.
78,326
0.0
40,000
Systex Corp.
149,621
0.1
26,000  Taiwan FU Hsing Industrial
Co. Ltd.
44,492
0.0
7,000
Tofu Restaurant Co. Ltd.
55,864
0.0
37,000  Topoint Technology Co.
Ltd.
40,015
0.0
7,000
Topview Optronics Corp.
21,105
0.0
103,000
Ubright Optronics Corp.
229,821
0.1
10,767  Userjoy Technology Co.
Ltd.
26,283
0.0
23,000
Utechzone Co. Ltd.
80,362
0.0
19,000
Weblink International, Inc.
34,187
0.0
5,165,600
1.8
Thailand : 0.1%
109,600
After You PCL
24,916
0.0
107,500
(1)
Bangkok Airways PCL
63,463
0.0
385,500  BTS Rail Mass Transit
Growth Infrastructure Fund
- Class F
34,824
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
196,900
Namyong Terminal PCL
$ 16,487
0.0
215,800  Ratchaphruek Hospital
PCL
35,153
0.0
56,900  Regional Container Lines
PCL
36,236
0.0
171,700  Rojana Industrial Park
PCL
27,262
0.0
17,700
Thai Stanley Electric PCL
102,789
0.1
39,300
Zen Corp. Group PCL
6,395
0.0
347,525
0.1
Turkey : 0.2%
29,556
(2)
Eldorado Gold Corp.
501,145
0.2
United Arab Emirates : 0.1%
26,839
Agthia Group PJSC
52,320
0.0
25,524  Commercial Bank of Dubai
PSC
44,703
0.0
166,088
(2)
Gulf Marine Services PLC
36,297
0.0
41,221
(2)
Yalla Group Ltd., ADR
176,838
0.1
310,158
0.1
United Kingdom : 9.5%
12,723
4imprint Group PLC
993,467
0.4
3,244
(2)
accesso Technology
Group PLC
28,692
0.0
12,301
AG Barr PLC
101,909
0.0
12,352
AJ Bell PLC
72,885
0.0
22,555
Allfunds Group PLC
135,566
0.1
4,660  Anglo-Eastern Plantations
PLC
37,547
0.0
9,959
Animalcare Group PLC
36,238
0.0
128,881
Balfour Beatty PLC
697,854
0.3
73,701
Beazley PLC
647,793
0.2
7,982  Berkeley Group Holdings
PLC
521,082
0.2
7,797
(2)
Birkenstock Holding PLC
460,881
0.2
6,697
Breedon Group PLC
37,254
0.0
104,392
British Land Co. PLC
553,307
0.2
10,920  Bytes Technology Group
PLC
71,145
0.0
7,956
(1)
Cerillion PLC
182,055
0.1
5,100
Chesnara PLC
17,079
0.0
57,280
CLS Holdings PLC
67,504
0.0
2,109
Cohort PLC
22,774
0.0
22,361
Computacenter PLC
774,271
0.3
3,021
Concentric AB
46,489
0.0
163,166
(3)
ConvaTec Group PLC
491,614
0.2
76,177
Costain Group PLC
85,306
0.0
52,861
(2)
Currys PLC
55,282
0.0
22,061
CVS Group PLC
323,309
0.1
26,405
(2)
Darktrace PLC
200,813
0.1
3,814  Domino's Pizza Group
PLC
15,859
0.0
23,027
dotdigital group PLC
28,329
0.0
64,348
Drax Group PLC
538,245
0.2
2,897
(2)
Eagle Eye Solutions
Group PLC
18,062
0.0
65,114
easyJet PLC
377,221
0.1
2,155
(2)
Endava PLC, ADR
68,658
0.0
9,755
FDM Group Holdings PLC
53,360
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
2,731  Foresight Group Holdings
Ltd.
$ 18,327
0.0
7,555
(2)
Frontier Developments
PLC
25,509
0.0
721  Fuller Smith & Turner PLC
- Class A
6,785
0.0
1,030  Games Workshop Group
PLC
136,613
0.1
85,471
(2)
Gem Diamonds Ltd.
14,202
0.0
97,034
Harbour Energy PLC
390,278
0.1
992
Hargreaves Services PLC
7,346
0.0
13,311
Hill & Smith PLC
393,472
0.1
21,528
IMI PLC
524,354
0.2
62,875
Inchcape PLC
683,791
0.2
15,809
IntegraFin Holdings PLC
78,244
0.0
25,451  Intermediate Capital
Group PLC
718,396
0.3
75,967  International Personal
Finance PLC
150,395
0.1
126,806
Investec PLC - GBP
1,004,050
0.4
9,137
(2)
J D Wetherspoon PLC
87,684
0.0
92,426
JET2 PLC
1,696,730
0.6
5,458
Johnson Matthey PLC
115,001
0.0
112,851
Just Group PLC
175,138
0.1
18,667  Knights Group Holdings
PLC
32,636
0.0
9,323  Liontrust Asset
Management PLC
79,957
0.0
238,719  LondonMetric Property
PLC
617,200
0.2
24,278
Macfarlane Group PLC
39,013
0.0
215,733
Man Group PLC/Jersey
679,187
0.2
357,392  Marks & Spencer Group
PLC
1,509,459
0.5
79,548
(2)
Marston's PLC
42,644
0.0
31,691
Mears Group PLC
147,480
0.1
27,649
Mitie Group PLC
43,079
0.0
207,353  Moneysupermarket.com
Group PLC
632,973
0.2
5,425
Morgan Sindall Group PLC
200,380
0.1
14,527
Ninety One PLC
32,352
0.0
19,805
Nomad Foods Ltd.
378,474
0.1
18,017
Norcros PLC
54,341
0.0
100,041
OSB Group PLC
661,918
0.2
7,575
(2)
Oxford Biomedica PLC
36,031
0.0
30,578
Oxford Metrics PLC
36,165
0.0
40,963
Pagegroup PLC
225,673
0.1
350,714  Pan African Resources
PLC
133,003
0.1
77,708  Paragon Banking Group
PLC
802,977
0.3
2,379
(2)
Paysafe Ltd.
49,935
0.0
77,200
(2)
Playtech PLC
560,729
0.2
27,585  Polar Capital Holdings
PLC
213,860
0.1
1,874
PPHE Hotel Group Ltd.
34,089
0.0
157,096
QinetiQ Group PLC
975,934
0.4
2,983
Robert Walters PLC
14,150
0.0
40,646
Safestore Holdings PLC
422,367
0.2
309,405
Serco Group PLC
760,281
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
69,803
Severfield PLC
$ 71,429
0.0
9,574
Spectris PLC
375,560
0.1
226,119
Speedy Hire PLC
113,949
0.0
85,075  Spirent Communications
PLC
190,025
0.1
40,308
SThree PLC
212,748
0.1
53,688
Sylvania Platinum Ltd.
38,650
0.0
268,515
Taylor Wimpey PLC
550,501
0.2
19,912  TORM PLC - USD - Class
A
770,196
0.3
202,111
Tritax Big Box REIT PLC
429,600
0.2
42,718
Vesuvius PLC
265,019
0.1
25,786  Victorian Plumbing Group
PLC
30,961
0.0
15,393
Weir Group PLC
401,830
0.1
41,751
XPS Pensions Group PLC
173,363
0.1
27,028,283
9.5
United States : 1.2%
2,606
(2)
Carnival PLC, ADR
39,950
0.0
22,704
Civeo Corp.
617,549
0.2
6,026  Global Ship Lease, Inc. -
Class A
159,207
0.0
4,417
(2)
Gravity Co. Ltd., ADR
349,252
0.1
31,778
(2)
IMAX Corp.
670,516
0.2
28,779
Navigator Holdings Ltd.
478,307
0.2
2,000
Primo Water Corp.
43,878
0.0
85,722
(2)
Riskified Ltd. - Class A
538,334
0.2
32,483
SSR Mining, Inc.
180,930
0.1
44,856
(2)
Zymeworks, Inc.
469,194
0.2
3,547,117
1.2
Total Common Stock
(Cost $247,003,093)
281,252,254
98.7
EXCHANGE-TRADED FUNDS : 0.8%
23,432  iShares MSCI EAFE
Small-Cap ETF
1,518,160
0.6
13,021  Vanguard FTSE
Developed Markets ETF
662,899
0.2
2,181,059
0.8
Total Exchange-Traded
Funds
(Cost $2,147,015)
2,181,059
0.8
PREFERRED STOCK : 0.2%
Germany : 0.2%
185
Einhell Germany AG
35,639
0.0
7,769
Fuchs Petrolub SE
337,572
0.1
88
KSB SE & Co. KGaA
60,190
0.1
8,138
Schaeffler AG
44,572
0.0
182
STO SE & Co. KGaA
24,361
0.0
1,268
Villeroy & Boch AG
23,672
0.0
526,006
0.2
South Africa : 0.0%
679
Absa Bank Ltd.
29,155
0.0
Total Preferred Stock
(Cost $544,588)
555,161
0.2
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
South Africa (continued)
Total Long-Term
Investments
(Cost $249,694,696)
$ 283,988,474
99.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.4%
Repurchase Agreements : 1.0%
957,270
(5)
Bank of America
Securites, Inc.,
Repurchase Agreement
dated 07/31/2024,
5.340%, due 08/01/2024
(Repurchase Amount
$957,410, collateralized by
various U.S. Government
Securities, 0.000%-
4.375%, Market Value plus
accrued interest $976,415,
due 07/31/26-02/15/38)
957,270
0.3
1,000,000
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
07/31/2024, 5.410%, due
08/01/2024 (Repurchase
Amount $1,000,148,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
02/01/28-02/01/57)
1,000,000
0.4
1,000,000
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
07/31/2024, 5.450%, due
08/01/2024 (Repurchase
Amount $1,000,149,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.500%, Market
Value plus accrued
interest $1,020,000, due
10/01/40-03/01/54)
1,000,000
0.3
Total Repurchase
Agreements
(Cost $2,957,270)
2,957,270
1.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.4%
972,217
(6)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.210%
(Cost $972,217) $ 972,217 0.4
Total Short-Term
Investments
(Cost $3,929,487)
$ 3,929,487
1.4
Total Investments in
Securities
(Cost $253,624,183) $ 287,917,961 101.1
Liabilities in Excess of
Other Assets (3,043,388) (1.1)
Net Assets $ 284,874,573 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 25.3%
Information Technology 14.2
Financials 13.0
Consumer Discretionary 9.5
Materials 9.2
Health Care 6.7
Energy 5.2
Communication Services 4.8
Real Estate 4.6
Consumer Staples 3.7
Utilities 2.7
Exchange-Traded Funds 0.8
Short-Term Investments 1.4
Liabilities in Excess of Other Assets (1.1)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ 875,152 $ 13,462,760 $ — $ 14,337,912
Austria 63,804 226,072 — 289,876
Belgium 4,182 1,004,644 — 1,008,826
Bermuda 504,503 546,485 — 1,050,988
Brazil 469,319 — — 469,319
Burkina Faso 558,641 — — 558,641
Canada 25,700,083 — — 25,700,083
Chile 706,031 — — 706,031
China 2,355,869 1,790,897 — 4,146,766
Colombia 148,574 — — 148,574
Denmark 577,508 10,406,255 — 10,983,763
Egypt 38,776 33,818 — 72,594
Finland 238,833 2,626,231 — 2,865,064
France 998,373 16,898,333 — 17,896,706
Germany 135,647 12,695,694 — 12,831,341
Greece 232,846 149,801 — 382,647
Guatemala — 516,390 — 516,390
Guernsey — 26,800 — 26,800
Hong Kong 293,143 1,106,081 3,696 1,402,920
India 135,148 482,487 — 617,635
Indonesia 88,584 — — 88,584
Ireland 858,632 1,909,522 — 2,768,154
Israel 1,629,769 97,435 — 1,727,204
Italy 331,517 17,335,544 — 17,667,061
Japan 1,200,486 60,348,380 — 61,548,866
Jordan — 2,290,209 — 2,290,209
Liechtenstein 97,314 — — 97,314
Macao — 551,523 — 551,523
Malaysia 141,071 615,663 — 756,734
Mexico 18,644 — — 18,644
Netherlands 37,823 5,968,221 — 6,006,044
New Zealand 32,991 77,732 — 110,723
Norway 825,120 1,409,317 — 2,234,437
Papua New Guinea 35,640 — — 35,640
Philippines 116,441 — — 116,441
Poland 568,541 888,439 — 1,456,980
Portugal — 1,451,915 — 1,451,915
Singapore 93,913 1,666,318 — 1,760,231
South Africa 1,172,366 — — 1,172,366
South Korea 389,609 11,130,368 — 11,519,977
Spain 13,874 9,436,681 — 9,450,555
Sweden 1,364,570 6,052,882 — 7,417,452
Switzerland 1,503,911 16,588,585 — 18,092,496
Taiwan 227,403 4,938,197 — 5,165,600
Thailand 180,244 167,281 — 347,525
Turkey 501,145 — — 501,145
United Arab Emirates 265,455 44,703 — 310,158
United Kingdom 5,299,669 21,728,614 — 27,028,283
United States 3,547,117 — — 3,547,117
Total Common Stock 54,578,281 226,670,277 3,696 281,252,254
Exchange-Traded Funds 2,181,059 — — 2,181,059
Preferred Stock 148,656 406,505 — 555,161

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2024
Short-Term Investments $ 972,217 $ 2,957,270 $ — $ 3,929,487
Total Investments, at fair value $ 57,880,213 $ 230,034,052 $ 3,696 $ 287,917,961
Other Financial Instruments+
Forward Foreign Currency Contracts — 465 — 465
Total Assets $ 57,880,213 $ 230,034,517 $ 3,696 $ 287,918,426
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At July 31, 2024, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CHF 40,748 USD 46,122 Bank of America N.A. 08/02/24 $ 301
CHF 63,333 USD 71,990 Bank of America N.A. 08/05/24 164
$ 465
Currency Abbreviations:
CHF
—
Swiss Franc
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 48,767,849
Gross Unrealized Depreciation (14,474,071)
Net Unrealized Appreciation $ 34,293,778